Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory U.s. Federal Tax Rate	21.00%	21.00%
Change In Valuation Allowance	(20.70%)	(4.20%)
Net Operating Loss Carryforward Expiration	(5.90%)	13.40%
State Income Taxes	3.00%	(1.50%)
Expired Stock-based Compensation	1.10%	1.00%
Forgiveness Of Ppp Loan	1.60%	(29.90%)
Other Permanent Non-deductible Items	(0.10%)	0.20%
Effective Income Tax Rate	0.00%	0.00%